OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 1,815.4	$ 1,561.0
Non-current assets	7,451.0	7,406.7
Revenue (Note 8)	1,815.4	1,561.0
Canada
Disclosure of geographical areas [line items]
Revenue	643.2	471.0
Non-current assets	1,854.8	1,784.4
Revenue (Note 8)	643.2	471.0
Chile
Disclosure of geographical areas [line items]
Revenue	559.5	536.6
Non-current assets	1,864.2	1,891.2
Revenue (Note 8)	559.5	536.6
Brazil
Disclosure of geographical areas [line items]
Revenue	336.2	312.1
Non-current assets	957.6	927.0
Revenue (Note 8)	336.2	312.1
Argentina
Disclosure of geographical areas [line items]
Revenue	276.5	241.3
Non-current assets	2,740.8	2,769.4
Revenue (Note 8)	276.5	241.3
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 33.6	$ 34.7